Group Income Statement - (Unaudited) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 18,190	£ 18,553	£ 38,595